HSBC Holdings income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Face Statements [Line Items]
Net interest income		$ 32,733	$ 35,796	$ 30,377
– interest income	[1],[2]	108,631	100,868	52,826
– interest expense	[3]	(75,898)	(65,072)	(22,449)
Net fee (expense)/income		12,301	11,845	11,770
Net income from financial instruments held for trading or managed on a fair value basis	[4]	21,116	16,661	10,278
Other operating income	[5]	223	(930)	96
Total operating income	[6]	65,854	66,058	50,620
Employee compensation and benefits		(20,153)	(19,623)	(19,288)
General and administrative expenses		(10,498)	(10,383)	(10,848)
Profit before tax		32,309	30,348	17,058
Tax credit		(7,310)	(5,789)	(809)
Profit for the year		24,999	24,559	16,249
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Net interest income		(5,758)	(5,339)	(3,074)
– interest income		3,053	2,864	937
– interest expense		(8,811)	(8,203)	(4,011)
Net fee (expense)/income		(10)	2	(3)
Net income from financial instruments held for trading or managed on a fair value basis		2,899	1,063	2,129
Changes in fair value of designated debt and related derivatives	[7]	(125)	(1,468)	2,144
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		2,086	3,692	(2,409)
Gains less losses from financial investments		2	45	58
Dividend income from subsidiaries	[8]	33,846	16,824	9,478
Other operating income		276	332	91
Total operating income		33,216	15,151	8,414
Employee compensation and benefits		(29)	(15)	(41)
General and administrative expenses		(1,148)	(1,327)	(1,586)
(Impairment) of subsidiaries/reversal of impairment	[8]	(11,490)	(5,574)	2,493
Total operating expenses		(12,667)	(6,916)	866
Profit before tax		20,549	8,235	9,280
Tax credit	[8],[9]	499	977	3,077
Profit for the year		$ 21,048	$ 9,212	$ 12,357

[1]	Interest income includes $93,388m (2023: $88,657m; 2022: $45,994m) of interest recognised on financial assets measured at amortised cost and $15,273m
(2023: $12,134m; 2022: $6,293m) of interest recognised on financial assets measured at fair value through other comprehensive income. It also includes a net
$237m loss related to the early redemption of legacy securities.

[2]	Interest income is calculated using the effective interest method and comprises interest recognised on financial assets measured at either amortised cost or fair value through other comprehensive income.
[3]	Interest expense includes $72,594m (2023: $62,095m; 2022: $20,798m) of interest on financial instruments, excluding interest on debt instruments issued by
HSBC for funding purposes that are designated under the fair value option to reduce an accounting mismatch and on derivatives managed in conjunction with those debt instruments included in interest expense.
[4]	Includes a $255m gain (2023: $315m loss) on the foreign exchange hedging of the proceeds from the sale of our banking business in Canada and a $114m mark-to-market gain (2023:nil) on interest rate hedging of the portfolio of retained loans post sale of our retail banking business in France.

[5]	Other operating income/(expense) includes a loss on net monetary positions of $1,187m (2023: $1,667m; 2022: $678m) as a result of applying IAS 29 ‘Financial Reporting in Hyperinflationary Economies’.
[6]	Net operating income before change in expected credit losses and other credit impairment charges also referred to as revenue.
[7]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.
[8]	The amounts recorded within profit before tax with respect to dividend income from subsidiaries and impairment/reversal of impairment of subsidiaries are not subject to tax.
[9]	The tax credit in 2022 includes $2.2bn arising from the recognition of a deferred tax asset from historical tax losses in HSBC Holdings. This was a result of improved profit forecasts for the UK tax group, which accelerated the expected utilisation of these losses and reduced uncertainty regarding their recoverability.